Accrued And Other Current Liabilities	6 Months Ended
Jun. 30, 2011
Accrued And Other Current Liabilities
Accrued And Other Current Liabilities

9. Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following (in thousands):

	December 31,		June 30, 2011
	2009	2010
			(unaudited)
Accrued payroll related expenses	$1,201	$4,379	$3,993
Other current liabilities	621	6,216	1,564

Total accrued and other current liabilities	$1,822	$10,595	$5,557